T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CORPORATE BONDS 35.6%			Credit Suisse
			2.95%, 4/9/25	280	307

FINANCIAL INSTITUTIONS 14.0%			Credit Suisse Group, VR,
			2.193%, 6/5/26 (1)(2)	700	723
Banking 8.7%			Credit Suisse Group, VR,
AIB Group, VR,			2.593%, 9/11/25 (1)(2)	685	716
4.263%, 4/10/25 (1)(2)	415	449	Danske Bank
Banco de Bogota			1.226%, 6/22/24 (1)	495	499
4.375%, 8/3/27 (1)	475	499	Danske Bank
Banco de Bogota			2.70%, 3/2/22 (1)	430	443
6.25%, 5/12/26	800	863	Danske Bank
Banco Santander Chile			3.875%, 9/12/23 (1)	200	216
3.875%, 9/20/22 (1)	150	159	Danske Bank
Bangkok Bank, VR,			5.375%, 1/12/24 (1)	405	458
3.733%, 9/25/34 (2)	950	958	Danske Bank, VR,
Bank of America			3.001%, 9/20/22 (1)(2)	200	204
4.20%, 8/26/24	1,095	1,226	Danske Bank, VR,
Bank of America, VR,			3.244%, 12/20/25 (1)(2)	230	246
1.898%, 7/23/31 (2)	470	473	Discover Bank
Bank of America, VR,			4.65%, 9/13/28	520	610
2.496%, 2/13/31 (2)	990	1,039	Discover Financial Services
Bank of America, VR,			3.75%, 3/4/25	460	501
2.676%, 6/19/41 (2)	420	429	Discover Financial Services
Bank of America, VR,			4.10%, 2/9/27	575	639
3.559%, 4/23/27 (2)	180	202	FirstRand Bank, VR,
Bank of America, VR,			6.25%, 4/23/28 (2)	800	837
4.271%, 7/23/29 (2)	1,630	1,924	Goldman Sachs Group
Barclays, VR,			3.50%, 11/16/26	575	640
2.852%, 5/7/26 (2)	695	733	Goldman Sachs Group
Barclays, VR,			3.75%, 2/25/26	420	474
3.932%, 5/7/25 (2)	425	461	Goldman Sachs Group
Barclays, VR,			3.85%, 1/26/27	100	114
4.338%, 5/16/24 (2)	1,005	1,087	HSBC Holdings
Barclays, VR,			3.90%, 5/25/26	400	451
4.61%, 2/15/23 (2)	510	536	HSBC Holdings
Barclays Bank			4.95%, 3/31/30	200	246
5.14%, 10/14/20	515	518	HSBC Holdings, VR,
BBVA Bancomer			2.099%, 6/4/26 (2)	430	439
4.375%, 4/10/24 (1)	375	406	JPMorgan Chase
BBVA Bancomer, VR,			3.30%, 4/1/26	490	549
5.125%, 1/18/33 (2)	1,100	1,058	JPMorgan Chase, VR,
Capital One Bank USA			2.083%, 4/22/26 (2)	1,140	1,196
3.375%, 2/15/23	1,076	1,138	JPMorgan Chase, VR,
Capital One Financial			2.182%, 6/1/28 (2)	680	704
3.65%, 5/11/27	675	749	JPMorgan Chase, VR,
Capital One Financial			2.739%, 10/15/30 (2)	435	468
3.75%, 3/9/27	425	472	JPMorgan Chase, VR,
Capital One Financial			2.956%, 5/13/31 (2)	555	595
3.80%, 1/31/28	850	948	JPMorgan Chase, VR,
			4.203%, 7/23/29 (2)	440	520

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Kookmin Bank			SMBC Aviation Capital Finance
4.50%, 2/1/29	400	464	4.125%, 7/15/23 (1)	935	984
Morgan Stanley					3,478
3.125%, 7/27/26	545	608
Morgan Stanley			Insurance 1.1%
3.625%, 1/20/27	455	517	AIA Group
Morgan Stanley			3.90%, 4/6/28 (1)	560	633
3.875%, 1/27/26	785	901	American International Group
Natwest Group			3.90%, 4/1/26	75	86
3.875%, 9/12/23	1,045	1,134	Centene
Natwest Group			3.375%, 2/15/30	455	476
5.125%, 5/28/24	310	342	Centene
Natwest Group			4.25%, 12/15/27	610	642
6.125%, 12/15/22	100	110	Centene
Santander UK Group Holdings, VR,			4.625%, 12/15/29	760	830
1.532%, 8/21/26 (2)	680	680	CNO Financial Group
Standard Chartered, VR,			5.25%, 5/30/25	597	680
4.644%, 4/1/31 (1)(2)	415	488	UnitedHealth Group
Wells Fargo, VR,			3.50%, 8/15/39	135	154
2.188%, 4/30/26 (2)	350	366	UnitedHealth Group
Wells Fargo, VR,			3.875%, 12/15/28	130	154
2.393%, 6/2/28 (2)	575	600	UnitedHealth Group
Wells Fargo, VR,			4.45%, 12/15/48	775	1,015
3.068%, 4/30/41 (2)	1,015	1,077
					4,670
		36,409
			Real Estate Investment Trusts 3.2%
Brokerage Asset Managers Exchanges 0.2%			Alexandria Real Estate Equities
Intercontinental Exchange			3.45%, 4/30/25	255	284
0.70%, 6/15/23	80	80	Alexandria Real Estate Equities
Intercontinental Exchange			3.95%, 1/15/27	955	1,083
1.85%, 9/15/32	385	390	Alexandria Real Estate Equities
Intercontinental Exchange			3.95%, 1/15/28	110	126
2.65%, 9/15/40	300	304	Alexandria Real Estate Equities
		774	4.30%, 1/15/26	110	128
			Alexandria Real Estate Equities
Finance Companies 0.8%			4.90%, 12/15/30	590	748
AerCap Ireland Capital			American Campus Communities
3.50%, 1/15/25	620	601	Operating Partnership
AerCap Ireland Capital			2.85%, 2/1/30	710	707
4.45%, 4/3/26	415	410	American Campus Communities
AerCap Ireland Capital			Operating Partnership
4.875%, 1/16/24	150	154	3.30%, 7/15/26	190	202
Avolon Holdings Funding			American Campus Communities
4.375%, 5/1/26 (1)	250	226	Operating Partnership
Avolon Holdings Funding			3.625%, 11/15/27	420	445
5.125%, 10/1/23 (1)	660	637	Boston Properties
GE Capital International Funding			3.25%, 1/30/31	215	234
3.373%, 11/15/25	440	466	Boston Properties
			3.65%, 2/1/26	520	579
			Brixmor Operating Partnership
			3.65%, 6/15/24	204	213
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Brixmor Operating Partnership
3.85%, 2/1/25	270	286	INDUSTRIAL 18.9%
Brixmor Operating Partnership			Basic Industry 0.9%
3.90%, 3/15/27	630	661
Brixmor Operating Partnership			ABJA Investment
4.05%, 7/1/30	410	439	5.45%, 1/24/28	1,400	1,355
			Braskem Finance
Brixmor Operating Partnership			6.45%, 2/3/24	800	875
4.125%, 5/15/29	445	477
Essex Portfolio			Suzano Austria
3.625%, 5/1/27	475	531	5.00%, 1/15/30	650	695
			Suzano Austria
Essex Portfolio			6.00%, 1/15/29	600	681
3.875%, 5/1/24	285	312	Westlake Chemical
Healthpeak Properties			1.625%, 7/17/29 (EUR)	200	231
2.875%, 1/15/31	75	80
Healthpeak Properties					3,837
3.25%, 7/15/26	60	67	Capital Goods 0.5%
Healthpeak Properties
3.50%, 7/15/29	65	72	Boral Finance
Highwoods Realty			3.00%, 11/1/22 (1)	50	51
3.05%, 2/15/30	455	472	Boral Finance
Highwoods Realty			3.75%, 5/1/28 (1)	715	711
4.125%, 3/15/28	320	353	General Electric
Regency Centers			3.45%, 5/15/24	90	97
3.60%, 2/1/27	200	215	General Electric, Series D, VR,
Regency Centers			5.00% (2)(3)	170	132
3.70%, 6/15/30	255	282	St Marys Cement
Simon Property Group			5.75%, 1/28/27	800	907
2.65%, 7/15/30	380	380			1,898
Simon Property Group
3.30%, 1/15/26	148	162	Communications 4.5%
Simon Property Group			Altice France
3.50%, 9/1/25	340	373	5.50%, 1/15/28 (1)	445	466
Simon Property Group			AT&T
3.80%, 7/15/50	390	404	2.30%, 6/1/27	430	456
Ventas Realty			AT&T
3.00%, 1/15/30	175	176	2.75%, 6/1/31	440	465
Ventas Realty			AT&T
3.75%, 5/1/24	350	374	3.65%, 6/1/51	440	460
VEREIT Operating Partnership			AT&T
3.10%, 12/15/29	1,160	1,164	4.50%, 3/9/48	600	704
VEREIT Operating Partnership			British Telecommunications
3.95%, 8/15/27	286	305	3.25%, 11/8/29 (1)	480	523
VEREIT Operating Partnership			CC Holdings
4.875%, 6/1/26	740	822	3.849%, 4/15/23	800	863
			Charter Communications Operating
		13,156	2.80%, 4/1/31	600	631
Total Financial Institutions		58,487	Charter Communications Operating
			3.70%, 4/1/51	765	758
			Charter Communications Operating
			3.75%, 2/15/28	525	584

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Charter Communications Operating
4.908%, 7/23/25	590	686	Consumer Cyclical 3.0%
Comcast			Booking Holdings
2.45%, 8/15/52	205	193	4.10%, 4/13/25	185	210
Comcast			Booking Holdings
2.80%, 1/15/51	660	660	4.50%, 4/13/27	195	230
Comcast			Booking Holdings
3.15%, 3/1/26	200	224	4.625%, 4/13/30	230	276
Comcast			Country Garden Holdings
3.25%, 11/1/39	765	844	8.00%, 1/27/24	1,000	1,098
Comcast			Expedia Group
3.30%, 4/1/27	385	437	5.00%, 2/15/26	465	489
Comcast			Falabella
4.70%, 10/15/48	800	1,072	4.375%, 1/27/25	500	537
Empresa Nacional de			General Motors Financial
Telecomunicaciones			4.00%, 10/6/26	675	728
4.875%, 10/30/24	600	648	General Motors Financial
Globo Comunicacao e Participacoes			4.30%, 7/13/25	905	988
5.125%, 3/31/27	700	717	General Motors Financial
Netflix			4.35%, 4/9/25	170	186
6.375%, 5/15/29	460	583	GLP Capital
Omnicom Group			3.35%, 9/1/24	115	116
3.65%, 11/1/24	245	270	Hyundai Capital America
SBA Tower Trust			2.375%, 2/10/23 (1)	455	467
2.328%, 1/15/28 (1)	95	96	Las Vegas Sands
SBA Tower Trust			3.20%, 8/8/24	120	122
2.836%, 1/15/25 (1)	450	468	Las Vegas Sands
SBA Tower Trust			3.50%, 8/18/26	195	199
3.168%, 4/11/22 (1)	480	485	Longfor Group Holdings
SBA Tower Trust			3.95%, 9/16/29	850	907
3.448%, 3/15/23 (1)	685	717	Marriott International
SBA Tower Trust, Series 2014-2A,			5.75%, 5/1/25	375	421
Class C			QVC
3.869%, 10/8/24 (1)	450	465	4.375%, 3/15/23	655	683
T-Mobile USA			Ross Stores
2.05%, 2/15/28 (1)	260	267	4.80%, 4/15/30	115	138
T-Mobile USA			Ross Stores
3.75%, 4/15/27 (1)	640	725	5.45%, 4/15/50	190	243
T-Mobile USA			Shimao Group Holdings
3.875%, 4/15/30 (1)	450	512	4.75%, 7/3/22	850	871
Verizon Communications			Volkswagen Bank
4.672%, 3/15/55	186	254	1.875%, 1/31/24 (EUR)	100	124
Verizon Communications			Volkswagen Bank
4.75%, 11/1/41	195	259	2.50%, 7/31/26 (EUR)	300	387
Vodafone Group			Volkswagen Group of America
4.875%, 6/19/49	650	806	Finance
Vodafone Group			2.85%, 9/26/24 (1)	255	272
5.00%, 5/30/38	585	728	Volkswagen Group of America
Vodafone Group			Finance
5.25%, 5/30/48	560	720	3.20%, 9/26/26 (1)	1,460	1,611
		18,746
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Volkswagen Group of America			Cigna
Finance			4.375%, 10/15/28	1,025	1,224
4.625%, 11/13/25 (1)	200	234	Cigna
Volkswagen Leasing			4.50%, 2/25/26	240	280
1.625%, 8/15/25 (EUR)	325	400	Cigna
Yanlord Land HK			4.90%, 12/15/48	415	545
6.75%, 4/23/23	750	780	CommonSpirit Health
		12,717	2.95%, 11/1/22	105	110
			CVS Health
Consumer Non-Cyclical 4.8%			1.30%, 8/21/27	365	362
AbbVie			CVS Health
2.95%, 11/21/26 (1)	695	764	2.70%, 8/21/40	145	141
AbbVie			CVS Health
3.20%, 11/21/29 (1)	175	194	3.75%, 4/1/30	320	370
AbbVie			CVS Health
3.60%, 5/14/25	655	729	4.10%, 3/25/25	188	214
AbbVie			CVS Health
4.05%, 11/21/39 (1)	425	498	4.30%, 3/25/28	415	485
AbbVie			CVS Health
4.70%, 5/14/45	265	324	5.05%, 3/25/48	885	1,149
AbbVie			CVS Health
4.875%, 11/14/48	1,015	1,293	5.125%, 7/20/45	15	19
Adani Ports & Special Economic			Hasbro
Zone			3.00%, 11/19/24	475	500
4.20%, 8/4/27 (1)	900	925	Hasbro
BAT Capital			3.55%, 11/19/26	220	232
3.222%, 8/15/24	365	393	Kaiser Foundation Hospitals
BAT Capital			3.50%, 4/1/22	390	408
3.557%, 8/15/27	1,205	1,311	PerkinElmer
Becton Dickinson & Company			3.30%, 9/15/29	400	441
2.823%, 5/20/30	380	413	Perrigo Finance Unlimited
Becton Dickinson & Company			3.15%, 6/15/30	200	210
3.363%, 6/6/24	820	890	Perrigo Finance Unlimited
Becton Dickinson & Company			3.90%, 12/15/24	590	638
3.70%, 6/6/27	716	809	Perrigo Finance Unlimited
Becton Dickinson & Company			4.375%, 3/15/26	400	447
3.794%, 5/20/50	395	446	Reynolds American
Becton Dickinson & Company			5.85%, 8/15/45	170	210
4.669%, 6/6/47	525	648			20,106
Cardinal Health
3.75%, 9/15/25	385	433	Energy 3.6%
Cardinal Health			Boardwalk Pipelines
4.50%, 11/15/44	85	94	3.375%, 2/1/23	110	112
Cardinal Health			Boardwalk Pipelines
4.90%, 9/15/45	400	470	4.45%, 7/15/27	45	49
Cigna			Boardwalk Pipelines
2.40%, 3/15/30	200	209	4.95%, 12/15/24	400	434
Cigna			Boardwalk Pipelines
3.40%, 3/1/27	395	442	5.95%, 6/1/26	920	1,082
Cigna			Cameron LNG
4.125%, 11/15/25	725	836	2.902%, 7/15/31 (1)	155	169
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Cameron LNG			Transcontinental Gas Pipe Line
3.302%, 1/15/35 (1)	170	191	3.25%, 5/15/30 (1)	105	114
Cameron LNG			Transcontinental Gas Pipe Line
3.701%, 1/15/39 (1)	125	138	4.00%, 3/15/28	140	157
Cheniere Corpus Christi Holdings			Transcontinental Gas Pipe Line
3.70%, 11/15/29 (1)	405	427	4.60%, 3/15/48	200	236
Cheniere Corpus Christi Holdings			Williams
5.125%, 6/30/27	125	141	3.90%, 1/15/25	15	17
Concho Resources			Williams
2.40%, 2/15/31	55	54	4.00%, 9/15/25	45	50
Diamondback Energy			Williams
2.875%, 12/1/24	685	706	4.30%, 3/4/24	20	22
Diamondback Energy			Williams
3.25%, 12/1/26	475	486	4.50%, 11/15/23	1,005	1,104
Diamondback Energy			Williams
3.50%, 12/1/29	440	447	4.85%, 3/1/48	650	756
Energy Transfer Operating			Woodside Finance
2.90%, 5/15/25	160	164	3.65%, 3/5/25 (1)	130	138
Energy Transfer Operating			Woodside Finance
4.50%, 4/15/24	105	113	3.70%, 9/15/26 (1)	462	496
Energy Transfer Operating			Woodside Finance
4.95%, 6/15/28	155	166	3.70%, 3/15/28 (1)	572	609
Energy Transfer Operating			Woodside Finance
5.00%, 5/15/50	80	77	4.50%, 3/4/29 (1)	535	600
Energy Transfer Operating					14,968
5.25%, 4/15/29	230	250
Energy Transfer Operating			Industrial Other 0.1%
5.50%, 6/1/27	250	278	SM Investments
Energy Transfer Operating			4.875%, 6/10/24	600	636
5.875%, 1/15/24	720	799
Energy Transfer Operating					636
6.00%, 6/15/48	710	734	Technology 1.0%
Energy Transfer Operating			Avnet
6.25%, 4/15/49	365	382	3.75%, 12/1/21	445	457
Eni, Series X-R			Baidu
4.75%, 9/12/28 (1)	445	514	2.875%, 7/6/22	850	877
Occidental Petroleum			Fiserv
2.90%, 8/15/24	860	791	3.20%, 7/1/26	300	336
Plains All American Pipeline			Keysight Technologies
3.85%, 10/15/23	155	164	4.55%, 10/30/24	180	203
Sabine Pass Liquefaction			Keysight Technologies
4.50%, 5/15/30 (1)	95	109	4.60%, 4/6/27	140	165
Sabine Pass Liquefaction			Micron Technology
5.00%, 3/15/27	740	842	4.185%, 2/15/27	375	428
Sabine Pass Liquefaction			Micron Technology
5.875%, 6/30/26	425	510	4.64%, 2/6/24	640	712
Seven Generations Energy			NXP
5.375%, 9/30/25 (1)	240	231	2.70%, 5/1/25 (1)	50	53
Suncor Energy			NXP
3.10%, 5/15/25	100	109	3.15%, 5/1/27 (1)	100	109
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
NXP			Enel Finance International
4.875%, 3/1/24 (1)	430	483	3.625%, 5/25/27 (1)	340	377
NXP			Enel Finance International
5.35%, 3/1/26 (1)	190	227	4.625%, 9/14/25 (1)	670	775
		4,050	FirstEnergy
			1.60%, 1/15/26	90	89
Transportation 0.5%			FirstEnergy, Series B
American Airlines PTT, Series			3.90%, 7/15/27	300	328
2016-3, Class B			FirstEnergy Transmission
3.75%, 10/15/25	86	59	4.35%, 1/15/25 (1)	1,485	1,617
American Airlines PTT, Series			Listrindo Capital
2017-2, Class A			4.95%, 9/14/26	450	467
3.60%, 10/15/29	325	257	NRG Energy
American Airlines PTT, Series			3.75%, 6/15/24 (1)	70	75
2017-2, Class AA			NRG Energy
3.35%, 10/15/29	152	142	4.45%, 6/15/29 (1)	220	242
American Airlines PTT, Series			Pacific Gas & Electric
2017-2, Class B			2.10%, 8/1/27	495	484
3.70%, 10/15/25	156	105	Pacific Gas & Electric
Heathrow Funding			2.50%, 2/1/31	565	543
4.875%, 7/15/21 (1)	265	271	Pacific Gas & Electric
Mileage Plus Holdings			3.30%, 8/1/40	480	452
6.50%, 6/20/27 (1)	460	480	Pacific Gas & Electric
Transurban Finance			3.95%, 12/1/47	320	302
3.375%, 3/22/27 (1)	95	102	Pacific Gas & Electric
U. S. Airways PTT, Series 2012-2,			4.55%, 7/1/30	515	564
Class A			Vistra Operations
4.625%, 6/3/25	374	300	3.55%, 7/15/24 (1)	810	858
U. S. Airways PTT, Series 2013-1,			Vistra Operations
Class A			3.70%, 1/30/27 (1)	550	578
3.95%, 11/15/25	77	64	Vistra Operations
United Airlines PTT, Series 2019-2,			4.30%, 7/15/29 (1)	700	760
Class A
2.90%, 5/1/28	145	122			10,737
United Airlines PTT, Series 2019-2,			Natural Gas 0.2%
Class AA
2.70%, 5/1/32	90	82	NiSource
			0.95%, 8/15/25	245	246
		1,984	NiSource
Total Industrial		78,942	1.70%, 2/15/31	300	296
			NiSource
UTILITY 2.7%			3.60%, 5/1/30	140	161
Electric 2.5%					703
AES Gener, VR,			Total Utility		11,440
7.125%, 3/26/79 (2)	850	909
Ausgrid Finance			Total Corporate Bonds
3.85%, 5/1/23 (1)	210	221	(Cost $140,011)		148,869
Ausgrid Finance
4.35%, 8/1/28 (1)	320	365
Enel Finance International
2.75%, 4/6/23 (1)	700	731

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
BANK LOANS 0.1% (4)			Avis Budget Rental Car Funding
			AESOP, Series 2019-2A,
INDUSTRIAL 0.1%			Class C
Asurion, FRN,			4.24%, 9/22/25 (1)	235	240
1M USD LIBOR + 3.00%,			Avis Budget Rental Car Funding
3.156%, 11/3/24	157	154	AESOP, Series 2019-3A,
			Class B
Asurion, FRN,			2.65%, 3/20/26 (1)	755	760
3M USD LIBOR + 6.50%,
6.656%, 8/4/25	9	10	Avis Budget Rental Car Funding
			AESOP, Series 2020-1A,
Ultimate Software Group, FRN,			Class C
1M USD LIBOR + 6.75%,			3.02%, 8/20/26 (1)	960	912
7.50%, 5/3/27	75	76	CarMax Auto Owner Trust,
		240	Series 2017-4, Class D
Total Bank Loans			3.30%, 5/15/24	115	118
(Cost $240)		240	Ford Credit Auto Owner Trust,
			Series 2019-1, Class A
			3.52%, 7/15/30 (1)	1,000	1,096
ASSET-BACKED SECURITIES 7.8%			Santander Drive Auto
			Receivables Trust, Series
Car Loan 2.5%			2019-3, Class C
AmeriCredit Automobile			2.49%, 10/15/25	1,160	1,185
Receivables Trust, Series			Santander Retail Auto Lease
2017-3, Class C			Trust, Series 2019-B, Class D
2.69%, 6/19/23	385	392	3.31%, 6/20/24 (1)	1,105	1,124
AmeriCredit Automobile					10,574
Receivables Trust, Series
2017-3, Class D			Credit Card 0.1%
3.18%, 7/18/23	965	994	American Express Credit
Avis Budget Rental Car Funding			Account Master Trust, Series
AESOP, Series 2016-2A,			2017-5, Class B, FRN,
Class A			1M USD LIBOR + 0.58%,
2.72%, 11/20/22 (1)	735	745	0.742%, 2/18/25	170	170
Avis Budget Rental Car Funding
AESOP, Series 2017-1A,					170
Class A			Other Asset-Backed Securities 3.9%
3.07%, 9/20/23 (1)	240	245	Applebee's Funding, Series
Avis Budget Rental Car Funding			2019-1A, Class A2I
AESOP, Series 2017-2A,			4.194%, 6/7/49 (1)	480	415
Class A
2.97%, 3/20/24 (1)	1,435	1,470	Barings, Series 2016-2A,
			Class AR, CLO, FRN,
Avis Budget Rental Car Funding			3M USD LIBOR + 1.08%,
AESOP, Series 2018-2A,			1.352%, 7/20/28 (1)	755	753
Class A
4.00%, 3/20/25 (1)	835	885	Barings BDC Static, Series
			2019-1A, Class A1, CLO, FRN,
Avis Budget Rental Car Funding			3M USD LIBOR + 1.02%,
AESOP, Series 2019-1A,			1.295%, 4/15/27 (1)	357	355
Class A
3.45%, 3/20/23 (1)	215	219	Benefit Street Partners XI, Series
			2017-11A, Class A2R, CLO,
Avis Budget Rental Car Funding			FRN,
AESOP, Series 2019-2A,			3M USD LIBOR + 1.50%,
Class A			1.775%, 4/15/29 (1)	325	317
3.35%, 9/22/25 (1)	180	189
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CNH Equipment Trust, Series			Madison Park Funding XXXIII,
2017-C, Class B			Series 2019-33A, Class A,
2.54%, 5/15/25	115	117	CLO, FRN,
Cole Park, Series 2015-1A,			3M USD LIBOR + 1.33%,
Class AR, CLO, FRN,			1.605%, 10/15/32 (1)	1,145	1,144
3M USD LIBOR + 1.05%,			Magnetite XVI, Series 2015-16A,
1.322%, 10/20/28 (1)	755	751	Class BR, CLO, FRN,
Eaton Vance, Series 2013-1A,			3M USD LIBOR + 1.20%,
Class A2RR, CLO, FRN,			1.472%, 1/18/28 (1)	395	384
3M USD LIBOR + 1.85%,			Magnetite XXIII, Series 2019-
2.125%, 1/15/28 (1)	1,105	1,097	23A, Class A, CLO, FRN,
Elara HGV Timeshare Issuer,			3M USD LIBOR + 1.30%,
Series 2014-A, Class A			1.545%, 10/25/32 (1)	825	823
2.53%, 2/25/27 (1)	18	18	MVW Owner Trust, Series
Elara HGV Timeshare Issuer,			2014-1A, Class A
Series 2019-A, Class A			2.25%, 9/22/31 (1)	36	36
2.61%, 1/25/34 (1)	837	846	MVW Owner Trust, Series
Golub Capital Partners, Series			2017-1A, Class B
2018-39A, Class A1, CLO,			2.75%, 12/20/34 (1)	52	52
FRN,			MVW Owner Trust, Series
3M USD LIBOR + 1.15%,			2017-1A, Class C
1.422%, 10/20/28 (1)	800	798	2.99%, 12/20/34 (1)	62	62
GreatAmerica Leasing			MVW Owner Trust, Series
Receivables Funding, Series			2020-1A, Class C
2018-1, Class C			4.21%, 10/20/37 (1)	256	265
3.14%, 6/16/25 (1)	730	738	Neuberger Berman Loan
Halcyon Loan Advisors Funding,			Advisers, Series 2018-29A,
Series 2014-3A, Class B1R,			Class A1, CLO, FRN,
CLO, FRN,			3M USD LIBOR + 1.13%,
3M USD LIBOR + 1.70%,			1.402%, 10/19/31 (1)	1,105	1,095
1.958%, 10/22/25 (1)	405	401	Neuberger Berman XVI, Series
Hardee's Funding, Series 2018-			2017-16SA, Class A, CLO,
1A, Class A2II			FRN,
4.959%, 6/20/48 (1)	1,051	1,074	3M USD LIBOR + 0.85%,
Hilton Grand Vacations Trust,			1.125%, 1/15/28 (1)	539	537
Series 2017-AA, Class A			OZLM VIII, Series 2014-8A,
2.66%, 12/26/28 (1)	56	57	Class A2RR, CLO, FRN,
Jack in the Box Funding, Series			3M USD LIBOR + 1.80%,
2019-1A, Class A2I			2.073%, 10/17/29 (1)	530	521
3.982%, 8/25/49 (1)	531	545	Sonic Capital, Series 2018-1A,
KKR, Series 13, Class B1R,			Class A2
CLO, FRN,			4.026%, 2/20/48 (1)	442	462
3M USD LIBOR + 1.15%,			Taco Bell Funding, Series
1.421%, 1/16/28 (1)	780	751	2018-1A, Class A2I
Madison Park Funding XVIII,			4.318%, 11/25/48 (1)	565	578
Series 2015-18A, Class A1R,			Taconic Park, Series 2016-1A,
CLO, FRN,			Class BR, CLO, FRN,
3M USD LIBOR + 1.19%,			3M USD LIBOR + 1.90%,
1.461%, 10/21/30 (1)	785	780	2.172%, 1/20/29 (1)	465	454

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Volvo Financial Equipment,			NON-U. S. GOVERNMENT MORTGAGE-BACKED
Series 2018-1A, Class C			SECURITIES 14.7%
3.06%, 12/15/25 (1)	205	207
		16,433	Collateralized Mortgage Obligations 9.2%
Student Loan 1.3%			Angel Oak Mortgage Trust I,
			Series 2019-2, Class A1, CMO,
Navient Private Education Loan			ARM,
Trust, Series 2017-A, Class B			3.628%, 3/25/49 (1)	363	370
3.91%, 12/16/58 (1)	410	417	Angel Oak Mortgage Trust I,
Navient Private Education Refi			Series 2019-4, Class A3, CMO,
Loan Trust, Series 2019-EA,			ARM,
Class A2A			3.301%, 7/26/49 (1)	495	499
2.64%, 5/15/68 (1)	1,090	1,139	Bayview Opportunity Master
Navient Private Education Refi			Fund IVa Trust, Series 2017-
Loan Trust, Series 2019-GA,			RT1, Class A1, CMO, ARM,
Class A			3.00%, 3/28/57 (1)	119	122
2.40%, 10/15/68 (1)	723	740	Bayview Opportunity Master
Navient Private Education Refi			Fund IVb Trust, Series 2017-
Loan Trust, Series 2020-BA,			SPL4, Class A, CMO, ARM,
Class B			3.50%, 1/28/55 (1)	103	104
2.77%, 1/15/69 (1)	835	825	COLT Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2018-2, Class M1,
2008-1, Class A4, FRN,			CMO, ARM,
3M USD LIBOR + 0.65%,			4.189%, 7/27/48 (1)	795	796
0.895%, 1/25/22	472	446	COLT Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2018-4, Class M1,
2008-5, Class A4, FRN,			CMO, ARM,
3M USD LIBOR + 1.70%,			4.716%, 12/28/48 (1)	1,155	1,168
1.945%, 7/25/23	137	135	COLT Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2019-2, Class A3, CMO,
2008-9, Class A, FRN,			ARM,
3M USD LIBOR + 1.50%,			3.541%, 5/25/49 (1)	262	264
1.745%, 4/25/23	141	138	COLT Mortgage Loan Trust,
SMB Private Education Loan			Series 2019-3, Class A1, CMO,
Trust, Series 2017-B, Class			ARM,
A2A			2.764%, 8/25/49 (1)	339	343
2.82%, 10/15/35 (1)	293	303	Connecticut Avenue Securities,
SMB Private Education Loan			Series 2017-C02, Class 2ED3,
Trust, Series 2018-C, Class			CMO, ARM,
A2A			1M USD LIBOR + 1.35%,
3.63%, 11/15/35 (1)	599	630	1.525%, 9/25/29	661	649
SMB Private Education Loan			Connecticut Avenue Securities,
Trust, Series 2020-A, Class B			Series 2017-C04, Class 2ED2,
3.00%, 8/15/45 (1)	595	603	CMO, ARM,
		5,376	1M USD LIBOR + 1.10%,
			1.275%, 11/25/29	838	818
Total Asset-Backed Securities			Connecticut Avenue Securities,
(Cost $32,275)		32,553	Series 2017-C06, Class 2ED1,
			CMO, ARM,
			1M USD LIBOR + 1.00%,
			1.175%, 2/25/30	486	478

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Connecticut Avenue Securities,			Deephaven Residential
Series 2018-C01, Class 1ED2,			Mortgage Trust, Series 2018-
CMO, ARM,			4A, Class A1, CMO, ARM,
1M USD LIBOR + 0.85%,			4.08%, 10/25/58 (1)	427	431
1.025%, 7/25/30	704	687	Deephaven Residential
Connecticut Avenue Securities,			Mortgage Trust, Series 2019-
Series 2018-C02, Class 2M2,			1A, Class M1, CMO, ARM,
CMO, ARM,			4.402%, 1/25/59 (1)	710	715
1M USD LIBOR + 2.20%,			Deephaven Residential
2.375%, 8/25/30	155	152	Mortgage Trust, Series 2019-
Connecticut Avenue Securities,			2A, Class A3, CMO, ARM,
Series 2018-C03, Class 1EB2,			3.763%, 4/25/59 (1)	190	191
CMO, ARM,			Deephaven Residential
1M USD LIBOR + 0.85%,			Mortgage Trust, Series 2019-
1.025%, 10/25/30	700	679	2A, Class M1, CMO, ARM,
Connecticut Avenue Securities,			3.921%, 4/25/59 (1)	510	508
Series 2018-C04, Class 2M2,			Freddie Mac Whole Loan
CMO, ARM,			Securities Trust, Series 2017-
1M USD LIBOR + 2.55%,			SC01, Class M1, CMO, ARM,
2.725%, 12/25/30	481	476	3.591%, 12/25/46 (1)	264	263
Connecticut Avenue Securities,			Freddie Mac Whole Loan
Series 2018-C05, Class 1M2,			Securities Trust, Series 2016-
CMO, ARM,			SC02, Class M1, CMO, ARM,
1M USD LIBOR + 2.35%,			3.604%, 10/25/46	346	346
2.525%, 1/25/31	732	722	FWD Securitization Trust, Series
Connecticut Avenue Securities,			2020-INV1, Class A3, CMO,
Series 2018-C06, Class 2M2,			ARM,
CMO, ARM,			2.44%, 1/25/50 (1)	410	407
1M USD LIBOR + 2.10%,			Galton Funding Mortgage Trust,
2.275%, 3/25/31	192	187	Series 2017-1, Class B2, CMO,
Connecticut Avenue Securities			ARM,
Trust, Series 2019-R06, Class			3.95%, 7/25/56 (1)	904	931
2M2, CMO, ARM,			Galton Funding Mortgage Trust,
1M USD LIBOR + 2.10%,			Series 2018-1, Class A33,
2.275%, 9/25/39 (1)	512	509	CMO, ARM,
Connecticut Avenue Securities			3.50%, 11/25/57 (1)	275	280
Trust, Series 2020-R01, Class			Galton Funding Mortgage Trust,
1M2, CMO, ARM,			Series 2019-2, Class A42,
1M USD LIBOR + 2.05%,			CMO, ARM,
2.225%, 1/25/40 (1)	420	403	3.50%, 6/25/59 (1)	439	443
Deephaven Residential			Galton Funding Mortgage Trust,
Mortgage Trust, Series 2018-			Series 2020-H1, Class M1,
1A, Class A2, CMO, ARM,			CMO, ARM,
3.027%, 12/25/57 (1)	81	81	2.832%, 1/25/60 (1)	735	707
Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2018-			Trust, Series 2018-1, Class A3,
2A, Class A3, CMO, ARM,			CMO, ARM,
3.684%, 4/25/58 (1)	163	165	3.999%, 6/25/48 (1)	270	269
Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2018-			Trust, Series 2019-1, Class A3,
3A, Class M1, CMO, ARM,			CMO, ARM,
4.357%, 8/25/58 (1)	450	455	3.606%, 1/25/59 (1)	366	371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Homeward Opportunities Fund I			Seasoned Credit Risk Transfer
Trust, Series 2019-1, Class			Trust, Series 2016-1, Class
M1, CMO, ARM,			M1, CMO, ARM,
3.951%, 1/25/59 (1)	475	476	3.00%, 9/25/55 (1)	88	87
Homeward Opportunities Fund I			Seasoned Credit Risk Transfer
Trust, Series 2019-3, Class			Trust, Series 2017-2, Class
M1, CMO, ARM,			M1, CMO, ARM,
3.518%, 11/25/59 (1)	1,115	1,068	4.00%, 8/25/56 (1)	470	466
JPMorgan Mortgage Trust,			Sequoia Mortgage Trust, Series
Series 2019-3, Class A15,			2013-4, Class B1, CMO, ARM,
CMO, ARM,			3.483%, 4/25/43	842	857
4.00%, 9/25/49 (1)	173	177	Sequoia Mortgage Trust, Series
JPMorgan Mortgage Trust,			2017-CH2, Class A19, CMO,
Series 2019-INV3, Class A15,			ARM,
CMO, ARM,			4.00%, 12/25/47 (1)	330	338
3.50%, 5/25/50 (1)	349	356	Sequoia Mortgage Trust, Series
JPMorgan Mortgage Trust,			2018-CH1, Class A2, CMO,
Series 2019-INV3, Class A3,			ARM,
CMO, ARM,			3.50%, 2/25/48 (1)	187	191
3.50%, 5/25/50 (1)	401	413	Sequoia Mortgage Trust, Series
JPMorgan Mortgage Trust,			2018-CH3, Class A19, CMO,
Series 2020-INV2, Class A15,			ARM,
CMO, ARM,			4.50%, 8/25/48 (1)	331	344
3.00%, 10/25/50 (1)	407	418	Starwood Mortgage Residential
MetLife Securitization Trust,			Trust, Series 2018-IMC2, Class
Series 2018-1A, Class A,			A1, CMO, ARM,
CMO, ARM,			4.121%, 10/25/48 (1)	456	470
3.75%, 3/25/57 (1)	346	370	Starwood Mortgage Residential
Mill City Mortgage Loan Trust,			Trust, Series 2019-1, Class A3,
Series 2016-1, Class A1, CMO,			CMO, ARM,
ARM,			3.299%, 6/25/49 (1)	417	423
2.50%, 4/25/57 (1)	42	43	Starwood Mortgage Residential
Mill City Mortgage Loan Trust,			Trust, Series 2019-IMC1, Class
Series 2018-1, Class A1, CMO,			A1, CMO, ARM,
ARM,			3.468%, 2/25/49 (1)	260	267
3.25%, 5/25/62 (1)	363	378	Starwood Mortgage Residential
New Residential Mortgage Loan			Trust, Series 2019-IMC1, Class
Trust, Series 2018-NQM1,			M1, CMO, ARM,
Class A2, CMO, ARM,			4.094%, 2/25/49 (1)	615	608
4.087%, 11/25/48 (1)	538	552	Starwood Mortgage Residential
New Residential Mortgage Loan			Trust, Series 2020-1, Class
Trust, Series 2019-NQM5,			M1, CMO, ARM,
Class M1, CMO, ARM,			2.878%, 2/25/50 (1)	365	333
3.444%, 11/25/59 (1)	910	884	Structured Agency Credit Risk
OBX Trust, Series 2019-EXP2,			Debt Notes, Series 2014-HQ2,
Class 2A1A, CMO, ARM,			Class M2, CMO, ARM,
1M USD LIBOR + 0.90%,			1M USD LIBOR + 2.20%,
1.075%, 6/25/59 (1)	268	267	2.375%, 9/25/24	188	188
OBX Trust, Series 2019-INV2,			Structured Agency Credit Risk
Class A25, CMO, ARM,			Debt Notes, Series 2015-HQ2,
4.00%, 5/27/49 (1)	579	594	Class M2, CMO, ARM,
			1M USD LIBOR + 1.95%,
			2.125%, 5/25/25	107	107
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-			Debt Notes, Series 2020-
HQA2, Class M2, CMO, ARM,			HQA2, Class M1, CMO, ARM,
1M USD LIBOR + 2.65%,			1M USD LIBOR + 1.10%,
2.825%, 12/25/29	235	231	1.275%, 3/25/50 (1)	822	821
Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-SPI1,			Debt Notes, Series 2020-
Class M2, CMO, ARM,			HQA2, Class M2, CMO, ARM,
3.984%, 9/25/47 (1)	359	356	1M USD LIBOR + 3.10%,
Structured Agency Credit Risk			3.275%, 3/25/50 (1)	595	587
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
DNA1, Class M2AT, CMO,			Series 2015-3, Class A1B,
ARM,			CMO, ARM,
1M USD LIBOR + 1.05%,			3.00%, 3/25/54 (1)	64	65
1.225%, 7/25/30	430	421	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2015-4, Class M1,
Debt Notes, Series 2018-			CMO, ARM,
HQA1, Class M2AS, CMO,			3.75%, 4/25/55 (1)	390	413
ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 1.10%,			Series 2015-5, Class A1B,
1.275%, 9/25/30	312	299	CMO, ARM,
Structured Agency Credit Risk			2.75%, 5/25/55 (1)	89	90
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
HQA2, Class M1, CMO, ARM,			Series 2016-1, Class A1B,
1M USD LIBOR + 0.75%,			CMO, ARM,
0.925%, 10/25/48 (1)	56	56	2.75%, 2/25/55 (1)	56	57
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-			Series 2016-1, Class A3B,
HRP2, Class M2, CMO, ARM,			CMO, ARM,
1M USD LIBOR + 1.25%,			3.00%, 2/25/55 (1)	91	93
1.425%, 2/25/47 (1)	493	477	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2016-2, Class A1A,
Debt Notes, Series 2018-SPI3,			CMO, ARM,
Class M2, CMO, ARM,			2.75%, 8/25/55 (1)	64	66
4.14%, 8/25/48 (1)	295	292	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2016-3, Class A1, CMO,
Debt Notes, Series 2019-			ARM,
DNA2, Class M2, CMO, ARM,			2.25%, 4/25/56 (1)	119	120
1M USD LIBOR + 2.45%,			Towd Point Mortgage Trust,
2.625%, 3/25/49 (1)	323	319	Series 2016-5, Class A1, CMO,
Structured Agency Credit Risk			ARM,
Debt Notes, Series 2019-			2.50%, 10/25/56 (1)	171	175
HQA1, Class M2, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 2.35%,			Series 2017-1, Class A1, CMO,
2.525%, 2/25/49 (1)	528	517	ARM,
Structured Agency Credit Risk			2.75%, 10/25/56 (1)	79	82
Debt Notes, Series 2019-			Towd Point Mortgage Trust,
HQA4, Class M2, CMO, ARM,			Series 2017-1, Class M1,
1M USD LIBOR + 2.05%,			CMO, ARM,
2.225%, 11/25/49 (1)	409	406	3.75%, 10/25/56 (1)	1,085	1,177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Towd Point Mortgage Trust,			WinWater Mortgage Loan Trust,
Series 2017-4, Class A1, CMO,			Series 2016-1, Class B3, CMO,
ARM,			ARM,
2.75%, 6/25/57 (1)	148	154	3.834%, 1/20/46 (1)	719	725
Towd Point Mortgage Trust,					38,728
Series 2018-1, Class A1, CMO,
ARM,			Commercial Mortgage-Backed Securities 5.5%
3.00%, 1/25/58 (1)	121	126	Atrium Hotel Portfolio Trust,
Towd Point Mortgage Trust,			Series 2017-ATRM, Class C,
Series 2018-3, Class A1, CMO,			ARM,
ARM,			1M USD LIBOR + 1.65%,
3.75%, 5/25/58 (1)	349	376	1.812%, 12/15/36 (1)	975	877
Verus Securitization Trust,			BANK, Series 2019-BN21,
Series 2018-3, Class A2, CMO,			Class D
ARM,			2.50%, 10/17/52 (1)	890	666
4.18%, 10/25/58 (1)	204	204	BANK, Series 2020-BN26,
Verus Securitization Trust,			Class B, ARM,
Series 2018-3, Class A3, CMO,			2.909%, 3/15/63	735	761
ARM,			Barclays Commercial Mortgage
4.282%, 10/25/58 (1)	465	466	Trust, Series 2019-C3,
Verus Securitization Trust,			Class AS
Series 2018-INV1, Class A1,			3.895%, 5/15/52	1,045	1,190
CMO, ARM,			Barclays Commercial Mortgage
3.626%, 3/25/58 (1)	95	95	Trust, Series 2019-C4, Class B
Verus Securitization Trust,			3.322%, 8/15/52	450	451
Series 2018-INV1, Class A2,			Barclays Commercial Mortgage
CMO, ARM,			Trust, Series 2019-C4, Class C
3.849%, 3/25/58 (1)	58	58	3.469%, 8/15/52	585	524
Verus Securitization Trust,			BX Commercial Mortgage Trust,
Series 2018-INV2, Class A1FX,			Series 2020-BXLP, Class G,
CMO, ARM,			ARM,
4.148%, 10/25/58 (1)	479	484	1M USD LIBOR + 2.50%,
Verus Securitization Trust,			2.662%, 12/15/36 (1)	994	974
Series 2019-3, Class M1,			BX Trust, Series 2018-GW,
CMO, ARM,			Class C, ARM,
3.139%, 7/25/59 (1)	545	546	1M USD LIBOR + 1.22%,
Verus Securitization Trust,			1.382%, 5/15/35 (1)	475	445
Series 2019-INV2, Class A1,			Cantor Commercial Real Estate
CMO, ARM,			Lending, Series 2019-CF2,
2.913%, 7/25/59 (1)	794	809	Class D
Verus Securitization Trust,			2.50%, 11/15/52 (1)	540	441
Series 2019-INV2, Class A3,			CD Mortgage Trust, Series 2017-
CMO, ARM,			CD6, Class A5
3.219%, 7/25/59 (1)	552	562	3.456%, 11/13/50	515	582
Verus Securitization Trust,			Citigroup Commercial Mortgage
Series 2019-INV3, Class M1,			Trust, Series 2015-GC27,
CMO, ARM,			Class AS
3.279%, 11/25/59 (1)	340	339	3.571%, 2/10/48	95	102
			Citigroup Commercial Mortgage
			Trust, Series 2016-P3,
			Class A3
			3.063%, 4/15/49	240	259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Citigroup Commercial Mortgage			Great Wolf Trust, Series 2019-
Trust, Series 2017-P7,			WOLF, Class E, ARM,
Class AS			1M USD LIBOR + 2.732%,
3.915%, 4/14/50	345	385	2.894%, 12/15/36 (1)	540	486
Citigroup Commercial Mortgage			GS Mortgage Securities Trust,
Trust, Series 2019-C7,			Series 2016-GS4, Class A3
Class 805B, ARM,			3.178%, 11/10/49	1,370	1,467
3.917%, 12/15/72 (1)	980	857	GS Mortgage Securities Trust,
Commercial Mortgage Trust,			Series 2017-GS8, Class D
Series 2014-CR20, Class AM			2.70%, 11/10/50 (1)	1,025	817
3.938%, 11/10/47	285	311	GS Mortgage Securities Trust,
Commercial Mortgage Trust,			Series 2019-SOHO, Class D,
Series 2014-UBS2, Class B			ARM,
4.701%, 3/10/47	237	250	1M USD LIBOR + 1.60%,
Commercial Mortgage Trust,			1.762%, 6/15/36 (1)	1,045	993
Series 2015-CR22, Class C,			InTown Hotel Portfolio Trust,
ARM,			Series 2018-STAY, Class C,
4.244%, 3/10/48	575	585	ARM,
Commercial Mortgage Trust,			1M USD LIBOR + 1.25%,
Series 2015-DC1, Class AM			1.412%, 1/15/33 (1)	270	261
3.724%, 2/10/48	760	819	JPMorgan Chase Commercial
Commercial Mortgage Trust,			Mortgage Securities Trust,
Series 2015-LC23, Class A4			Series 2016-NINE, Class B,
3.774%, 10/10/48	440	493	ARM,
Commercial Mortgage Trust,			2.949%, 9/6/38 (1)	1,015	1,063
Series 2016-CR28, Class AHR			JPMorgan Deutsche Bank
3.651%, 2/10/49	192	205	Commercial Mortgage
Credit Suisse Mortgage Capital			Securities Trust, Series 2017-
Certificates, Series 2019-ICE4,			C5, Class AS, ARM,
Class E, ARM,			3.858%, 3/15/50	395	439
1M USD LIBOR + 2.15%,			Morgan Stanley Bank of America
2.312%, 5/15/36 (1)	835	818	Merrill Lynch Trust, Series
CSAIL Commercial Mortgage			2014-C17, Class B, ARM,
Trust, Series 2016-C6, Class			4.464%, 8/15/47	180	189
A5			Morgan Stanley Bank of America
3.09%, 1/15/49	215	233	Merrill Lynch Trust, Series
CSAIL Commercial Mortgage			2015-C24, Class AS, ARM,
Trust, Series 2017-C8,			4.036%, 5/15/48	80	88
Class C, ARM,			Morgan Stanley Capital I Trust,
4.461%, 6/15/50	465	424	Series 2015-MS1, Class AS,
Eleven Madison Mortgage Trust,			ARM,
Series 2015-11MD, Class A,			4.166%, 5/15/48	35	39
ARM,			Morgan Stanley Capital I Trust,
3.673%, 9/10/35 (1)	285	311	Series 2017-ASHF, Class B,
FREMF Mortgage Trust, Series			ARM,
2019-K103, Class B, ARM,			1M USD LIBOR + 1.25%,
3.572%, 12/25/51 (1)	375	403	1.412%, 11/15/34 (1)	365	340
Great Wolf Trust, Series 2019-			Morgan Stanley Capital I Trust,
WOLF, Class D, ARM,			Series 2017-H1, Class AS
1M USD LIBOR + 1.933%,			3.773%, 6/15/50	155	172
2.095%, 12/15/36 (1)	710	650

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Wells Fargo Commercial			1Y CMT + 2.25%, 3.483%, 10/1/36	1	1
Mortgage Trust, Series 2015-			12M USD LIBOR + 1.746%,
NXS2, Class A2			3.745%, 2/1/37	4	4
3.02%, 7/15/58	51	52	12M USD LIBOR + 1.75%, 3.75%,
Wells Fargo Commercial			2/1/35	1	1
Mortgage Trust, Series 2015-			12M USD LIBOR + 1.808%, 3.86%,
NXS2, Class C, ARM,			3/1/36	4	4
4.437%, 7/15/58	50	47	12M USD LIBOR + 1.831%, 3.88%,
Wells Fargo Commercial			1/1/37	2	2
Mortgage Trust, Series 2016-			1Y CMT + 2.245%, 3.928%, 1/1/36	3	3
C33, Class B, ARM,
4.506%, 3/15/59	310	331	12M USD LIBOR + 1.785%,
Wells Fargo Commercial			4.035%, 9/1/32	—	—
Mortgage Trust, Series 2017-			12M USD LIBOR + 2.029%,
C38, Class B, ARM,			4.049%, 11/1/36	1	1
3.917%, 7/15/50	165	175	1Y CMT + 2.347%, 4.097%,
Wells Fargo Commercial			11/1/34	7	7
Mortgage Trust, Series 2017-			12M USD LIBOR + 2.057%, 4.12%,
C39, Class B			12/1/36	1	1
4.025%, 9/15/50	1,100	1,163	Federal Home Loan Mortgage, CMO,
Wells Fargo Commercial			4.00%, 11/15/36	5	5
Mortgage Trust, Series 2019-			Federal Home Loan Mortgage, CMO,
C52, Class B			IO,
3.375%, 8/15/52	665	687	4.50%, 5/25/50	495	77
Worldwide Plaza Trust, Series			Federal Home Loan Mortgage, CMO,
2017-WWP, Class C, ARM,			PO, Zero Coupon,
3.715%, 11/10/36 (1)	100	103	8/15/28	—	—
		22,928	Federal Home Loan Mortgage, UMBS
			3.00%, 5/1/31 - 6/1/50	2,728	2,899
Total Non-U. S. Government Mortgage-Backed			3.50%, 6/1/33	421	446
Securities			4.00%, 12/1/49 - 2/1/50	1,681	1,803
(Cost $61,737)		61,656	4.50%, 5/1/50	285	310
			5.00%, 12/1/41	289	333
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			Federal National Mortgage Assn.
SECURITIES 20.9%			3.00%, 6/1/33 - 8/1/46	109	116
			3.50%, 6/1/42 - 1/1/44	1,939	2,100
U. S. GOVERNMENT AGENCY OBLIGATIONS 16.0% (5)			4.00%, 11/1/40	444	484
Federal Home Loan Mortgage			Federal National Mortgage Assn. , ARM
2.50%, 5/1/30	247	262	12M USD LIBOR + 1.655%,
3.00%, 12/1/42	141	154	2.577%, 8/1/37	1	1
3.50%, 9/1/42 - 1/1/48	1,230	1,328	12M USD LIBOR + 1.626%,
4.00%, 8/1/40 - 1/1/46	905	997	2.632%, 7/1/35	—	—
4.50%, 9/1/23 - 5/1/42	328	365	12M USD LIBOR + 1.888%,
5.00%, 7/1/25 - 8/1/40	96	112	2.637%, 8/1/36	2	2
5.50%, 10/1/38 - 1/1/40	65	75	12M USD LIBOR + 1.597%,
6.00%, 8/1/21 - 8/1/38	24	28	3.144%, 11/1/35	4	4
6.50%, 6/1/24 - 4/1/37	126	144	12M USD LIBOR + 1.569%, 3.23%,
			12/1/35	3	3
7.00%, 2/1/24 - 6/1/32	—	—	12M USD LIBOR + 1.34%, 3.34%,
Federal Home Loan Mortgage, ARM			12/1/35	1	1
12M USD LIBOR + 1.726%,
2.721%, 7/1/35	—	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)
12M USD LIBOR + 1.70%, 3.575%,			4.50%, 12/20/39	12	—
11/1/37	5	6
12M USD LIBOR + 1.77%, 3.77%,					20,469
12/1/35	—	—	Total U. S. Government & Agency Mortgage-
12M USD LIBOR + 1.892%,			Backed Securities
3.852%, 12/1/35	1	1	(Cost $84,608)		87,400
12M USD LIBOR + 2.04%, 4.08%,
12/1/36	1	1	U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
Federal National Mortgage Assn. ,			MORTGAGE-BACKED) 7.2%
CMO,
4.00%, 6/25/44	99	101	U. S. TREASURY OBLIGATIONS 7.2%
Federal National Mortgage Assn. ,			U. S. Treasury Bonds
CMO, IO,			2.50%, 2/15/45	1,480	1,807
6.50%, 2/25/32	—	—
Federal National Mortgage Assn. , UMBS			U. S. Treasury Bonds
2.50%, 5/1/30 - 6/1/32	1,009	1,065	2.50%, 2/15/46	1,530	1,874
			U. S. Treasury Bonds
3.00%, 1/1/27 - 7/1/50	14,837	15,972	2.75%, 8/15/47	1,870	2,411
3.50%, 4/1/31 - 7/1/50	10,981	11,797	U. S. Treasury Bonds
4.00%, 11/1/40 - 1/1/50	7,020	7,622	2.75%, 11/15/47	690	891
4.50%, 12/1/20 - 5/1/50	4,630	5,106	U. S. Treasury Bonds
5.00%, 10/1/21 - 7/1/42	1,246	1,430	3.00%, 11/15/44	915	1,213
5.50%, 12/1/21 - 5/1/39	333	391	U. S. Treasury Bonds
6.00%, 3/1/21 - 10/1/40	631	746	3.00%, 2/15/48	905	1,222
6.50%, 7/1/32 - 6/1/39	46	52	U. S. Treasury Bonds
7.00%, 7/1/29	—	—	3.00%, 8/15/48	3,675	4,979
7.50%, 6/1/28	—	—	U. S. Treasury Bonds
UMBS, TBA			3.125%, 2/15/43 (7)	1,615	2,172
2.00%, 9/1/50 (6)	3,890	4,011	U. S. Treasury Bonds
2.50%, 9/1/50 (6)	6,230	6,557	3.125%, 5/15/48	3,055	4,222
			U. S. Treasury Bonds
		66,931	3.375%, 5/15/44	1,275	1,786

U. S. GOVERNMENT OBLIGATIONS 4.9%			U. S. Treasury Bonds
Government National Mortgage Assn.			5.375%, 2/15/31	615	905
3.00%, 9/15/42 - 3/20/50	6,252	6,511	U. S. Treasury Notes
3.50%, 9/15/41 - 4/20/48	5,155	5,557	2.25%, 2/15/27	495	552
4.00%, 2/20/41 - 1/20/48	2,352	2,544	U. S. Treasury Notes
			2.25%, 8/15/27	1,350	1,513
4.50%, 11/20/39 - 2/20/50	2,321	2,529	U. S. Treasury Notes
5.00%, 4/20/35 - 7/20/48	1,831	2,034	2.25%, 11/15/27	1,275	1,432
5.50%, 10/20/32 - 3/20/49	944	1,048	U. S. Treasury Notes
6.50%, 2/15/29 - 12/20/33	4	4	2.875%, 8/15/28	1,445	1,704
8.50%, 3/15/22	—	—	U. S. Treasury Notes
10.00%, 7/15/22	—	—	3.125%, 11/15/28	1,300	1,564

Government National Mortgage					30,247
Assn. CMO,
3.00%, 11/20/47 - 12/20/47	196	205	Total U. S. Government Agency Obligations
Government National Mortgage Assn. , CMO, IO			(Excluding Mortgage-Backed)
3.50%, 4/20/39 - 5/20/43	246	26	(Cost $23,684)		30,247
4.00%, 5/20/37 - 2/20/43	130	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &			United Mexican States
MUNICIPALITIES 4.3%			4.00%, 10/2/23	1	1
					11,209
Owned No Guarantee 1.6%			Total Foreign Government Obligations &
Autoridad del Canal de Panama			Municipalities
4.95%, 7/29/35 (1)	200	247	(Cost $17,634)		18,047
Comision Federal de Electricidad
4.875%, 1/15/24 (1)	200	215	MUNICIPAL SECURITIES 0.6%
Corp Nacional del Cobre de Chile
3.00%, 9/30/29 (1)	1,555	1,639
Corp Nacional del Cobre de Chile			California 0.1%
3.625%, 8/1/27 (1)	315	344	Inland Valley Dev. Agency, Tax
Pertamina Persero			Allocation, Series B, 5.50%,
6.45%, 5/30/44 (1)	265	352	3/1/33 (8)	150	170
Perusahaan Listrik Negara			Univ. of California Regents, Series
5.45%, 5/21/28 (1)	800	946	AJ, 4.601%, 5/15/31	285	349
Petrobras Global Finance					519
7.375%, 1/17/27	775	920
Saudi Arabian Oil			Colorado 0.0%
3.50%, 4/16/29 (1)	600	661	Denver City & County School District
Saudi Arabian Oil			No. 1, Series B, COP, 4.242%,
4.375%, 4/16/49 (1)	400	484	12/15/37	65	78
Saudi Telecom					78
3.89%, 5/13/29	900	1,030
		6,838	District of Columbia 0.0%
			District of Columbia, Build America,
Sovereign 2.7%			Series E, 5.591%, 12/1/34	5	7
Arab Republic of Egypt					7
6.375%, 4/11/31 (EUR)	4,095	4,720
Arab Republic of Egypt			Georgia 0.1%
7.053%, 1/15/32 (1)	480	480	Savannah Hosp. Auth., Saint
Commonwealth of Bahamas			Joseph's/Candler Health, 6.00%,
5.75%, 1/16/24 (1)	505	465	7/1/27	190	221
Commonwealth of Bahamas
6.00%, 11/21/28 (1)	400	360			221
Government of Bermuda			Illinois 0.0%
4.75%, 2/15/29 (1)	200	239	Metropolitan Water Reclamation
Republic of Colombia			Dist. of Greater Chicago, Build
4.50%, 3/15/29	1,170	1,322	America, Series A-1, GO, 5.72%,
Republic of Costa Rica			12/1/38	55	81
6.125%, 2/19/31 (1)	1,065	990
Republic of Indonesia					81
2.85%, 2/14/30	455	481	Ohio 0.1%
Republic of South Africa			JobsOhio Beverage System, Series
4.30%, 10/12/28	1,105	1,063	B, 4.532%, 1/1/35	240	304
Republic of South Africa
4.85%, 9/30/29	1,110	1,088			304

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Virginia Public School Auth. ,
South Carolina 0.1%			Qualified School Construction,
South Carolina Public Service Auth. ,			4.25%, 12/15/30	195	245
Unrefunded Balanced, Series D,
2.388%, 12/1/23	190	197			330
South Carolina Public Service Auth. ,			Total Municipal Securities
Unrefunded Balanced, Series E,			(Cost $2,117)		2,460
4.322%, 12/1/27	77	91
		288	BOND MUTUAL FUNDS 6.8%
Texas 0.1%			T. Rowe Price Institutional Floating
Dallas Fort Worth Int'l. Airport,			Rate Fund, 3.66% (9)(10)	998	9,466
Taxable Obligation Series C,			T. Rowe Price Institutional High Yield
2.919%, 11/1/50	275	274	Fund, 3.79% (9)(10)	2,245	19,264
Texas Transportation Commission
State Highway Fund, 1st Tier,			Total Bond Mutual Funds
Build America, Series B, 5.178%,			(Cost $28,815)		28,730
4/1/30	115	149
		423	SHORT-TERM INVESTMENTS 4.7%
Utah 0.0%			Money Market Funds 4.7%
Utah Transit Auth. , Build America,			T. Rowe Price Government Reserve
Series B, 5.937%, 6/15/39	145	209	Fund, 0.11% (9)(11)	19,697	19,697
		209	Total Short-Term Investments
Virginia 0.1%			(Cost $19,697)		19,697
Virginia Commonwealth
Transportation Board, Build			Total Investments in Securities 102.7%
America, Series B, 5.35%, 5/15/35	5	6
Virginia Public Building Auth. , Build			(Cost $410,818)		$429,899
America, Series B-2, 5.90%,			Other Assets Less Liabilities (2.7)%		(11,344)
8/1/30	60	79	Net Assets 100%		$418,555

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $108,713 and represents 26.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(6)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $10,568 and represents
2.5% of net assets.
(7)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Insured by Assured Guaranty Municipal Corporation
(9)	Affiliated Companies
(10)	SEC 30-day yield
(11)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IO	Interest-only security for which the fund receives interest on notional principal
MXN	Mexican Peso
PO	Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT	Pass-Through Trust
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s, except Market Price)
SWAPS(0.1)%
Upfront
Notional	Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21, $107.34*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/21	1,215	(25)	9	(34)
Barclays Bank, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32, $130*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	45	(1)	—	(1)
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/9/22, $103.87*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/20	620	2	1	1
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$130*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	95	(2)	(1)	(1)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/9/22, $103.87*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	305	1	1	—
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 2.65%,
1/11/21, $99.75*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	(EUR)	95	2	1	1
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32, $130*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	55	(1)	—	(1)
Total Bilateral Credit Default Swaps, Protection Sold	11	(35)

Total Bilateral Swaps	11	(35)

* Market price at August 31, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Canadian Imperial Bank of Commerce	11/6/20	EUR	189 USD	225	$ 1
Citibank	11/6/20	EUR	348 USD	414	2
HSBC Bank	9/14/20	CAD	6,110 USD	4,632	52
HSBC Bank	9/14/20	MXN	193,409 USD	8,799	25
Morgan Stanley	11/6/20	USD	10,496 EUR	8,842	(70)
UBS Investment Bank	11/6/20	EUR	3,542 USD	4,222	10
Net unrealized gain (loss) on open forward currency
exchange contracts					$20

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 22 Euro BUND contracts	9/20	(4,609)	$(28)
Long, 30 U.S. Treasury Long Bond contracts	12/20	5,272	(62)
Short, 56 U. S. Treasury Notes five year contracts	12/20	(7,058)	(7)
Long, 18 U. S. Treasury Notes ten year contracts	12/20	2,506	(4)
Long, 203 U. S. Treasury Notes two year contracts	12/20	44,852	6
Long, 103 Ultra U.S. Treasury Bonds contracts	12/20	22,753	(241)
Short, 62 Ultra U. S. Treasury Notes ten year contracts	12/20	(9,885)	10
Net payments (receipts) of variation margin to date			579
Variation margin receivable (payable) on open futures contracts			$253

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Institutional Floating Rate Fund		$—	$188	$95
T. Rowe Price Institutional High Yield Fund		—	720	235
T. Rowe Price Government Reserve Fund		—	—	5
Totals	$	—#	$908	$335+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Institutional Floating Rate Fund	$9,182$	96	$—	$9,466
T. Rowe Price Institutional High Yield Fund	13,809	4,735	—	19,264
T. Rowe Price Government Reserve Fund	13,254	¤	¤	19,697
Total				$48,427^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $335 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,512.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Core Plus Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 381,472	$ —	$ 381,472
Bond Mutual Funds	28,730	—	—	28,730
Short-Term Investments	19,697	—	—	19,697
Total Securities	48,427	381,472	—	429,899
Swaps	—	5	—	5
Forward Currency Exchange Contracts	—	90	—	90
Futures Contracts	253	—	—	253
Total	$48,680	$ 381,567	$ —	$ 430,247
Liabilities
Swaps	$—	$ 29	$ —	$ 29
Forward Currency Exchange Contracts	—	70	—	70
Total	$—	$ 99	$ —	$ 99

1 Includes Corporate Bonds, Bank Loans, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed),
Foreign Government Obligations & Municipalities, Municipal Securities.